Offerings - Offering: 1	Aug. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	30,586,536
Proposed Maximum Offering Price per Unit	13.96
Maximum Aggregate Offering Price	$ 426,988,042.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 65,371.87
Offering Note	(a) Permian Resources Corporation (the "Registrant") is registering 30,586,536 shares of its Class A common stock, $0.0001 par value per share, that it may issue from time to time pursuant to the final prospectus to which this exhibit is attached. (b) The amount under "Proposed Maximum Offering Price Per Unit" represents the average of the high and low sales prices of shares of the Registrant's Class A common stock on the New York Stock Exchange on August 25, 2025. (c) The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) and Rule 457(c) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on May 24, 2024 (File No. 333-279715).